                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taconic Capital Advisors LLC
Address:          375 Park Avenue, Suite 1904
                  New York, NY  10152

Form 13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3150

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein       New York, NY      February
----------------------       ------------      ---------

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                        -------------------------------

Form 13F Information Table Entry Total:             99
                                        -------------------------------

Form 13F Information Table Value Total:             443,526
                                        -------------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

                          FORM 13F INFORMATION TABLE

                                                                    VALUE          SHRS OR
        NAME OF ISSUER           TITLE OF CLASS       CUSIP        (x$1000)        PRN AMT
        --------------           --------------       -----        --------        -------
3COM                                 Common       885535104             1003       117,952
Accord Networks                      Common       M01690102             1167       118,138
ADC Telecommunications               Common       000886101              413        22,800
Alcatel                            Spnsrd ADR     013904305             9889       176,794
Allgon Sek                          Ordinary      W04706102             2090       235,132
AMDOCS Ltd.                         Ordinary      G02602103              985        14,868
American Int Grp Com                 Common       026874107             3776        38,284
American Freightways                 Common       02629V108             1157        41,307
Anadarko Pete Corp                   Common       032511107            12168       171,188
Applied Micro                        Common       03822W109             4790        63,824
Applied Science & Tech               Common       038236105              554        46,181
Arvin Meritor Inc.                   Common       043353101              355        31,200
Avis Group Hldgs                    Class A       053790101             1345        41,307
AXA                                Spnsrd ADR     054536107             5306        73,893
Azurix                               Common       05501M104             1578       192,738
Banco Santander Cent Hisp             ADR         05964H105              599        56,706
Bank UTD Corp                       Class A       065412108             9024       132,346
Banknorth Group Inc. Del             Common       06646R107             6036       302,737
Basin Expl                           Common       070107107              527        20,653
BCE Inc                              Common       05534B109             7817       270,149
Block Drugs                           Cl A        093644102             7748       147,052
BlueStone Software                   Common       09623P102             3464       229,005
Bindley Westn Inds                   Common       090324104             8984       216,145
Biochem Pharma                       Common       09058T108             4096       128,007
BB&T Corp                            Common       054937107             1438        38,528
BP Amoco PLC                       Spnsrd ADR     055622104             3141        65,600
Cephalon Inc                         Common       156708109             3575        56,459
Ch Schwab USD                        Common       808513105             2775        97,800
Citigroup Inc                        Common       172967101            10969       214,819
Clear Channel Comm                   Common       184502102             5531       114,196
CNET Networks                        Common       12613R104             1863       116,566
Coastal Corp                         Common       190441105            11498       130,199
Commerce One Inc. Del                Common       200693109             2471        97,622
Conagra Inc.                         Common       205887102             1763        67,800


                                SH/      PUT/       INVESTMENT          OTHER               VOTING AUTHORITY
        NAME OF ISSUER          PRN      CALL       DISCRETION         MANAGERS        SOLE        SHRD       NONE
        --------------          ---      ----       ----------         --------        ----        ----       ----
3COM                            SH                     Sole                             117,952
Accord Networks                 SH                     Sole                             118,138
ADC Telecommunications          SH                     Sole                              22,800
Alcatel                         SH                     Sole                             176,794
Allgon Sek                      SH                     Sole                             235,132
AMDOCS Ltd.                     SH                     Sole                              14,868
American Int Grp Com            SH                     Sole                              38,284
American Freightways            SH                     Sole                              41,307
Anadarko Pete Corp              SH                     Sole                             171,188
Applied Micro                   SH                     Sole                              63,824
Applied Science & Tech          SH                     Sole                              46,181
Arvin Meritor Inc.              SH                     Sole                              31,200
Avis Group Hldgs                SH                     Sole                              41,307
AXA                             SH                     Sole                              73,893
Azurix                          SH                     Sole                             192,738
Banco Santander Cent Hisp       SH                     Sole                              56,706
Bank UTD Corp                   SH                     Sole                             132,346
Banknorth Group Inc. Del        SH                     Sole                             302,737
Basin Expl                      SH                     Sole                              20,653
BCE Inc                         SH                     Sole                             270,149
Block Drugs                     SH                     Sole                             147,052
BlueStone Software              SH                     Sole                             229,005
Bindley Westn Inds              SH                     Sole                             216,145
Biochem Pharma                  SH                     Sole                             128,007
BB&T Corp                       SH                     Sole                              38,528
BP Amoco PLC                    SH                     Sole                              65,600
Cephalon Inc                    SH                     Sole                              56,459
Ch Schwab USD                   SH                     Sole                              97,800
Citigroup Inc                   SH                     Sole                             214,819
Clear Channel Comm              SH                     Sole                             114,196
CNET Networks                   SH                     Sole                             116,566
Coastal Corp                    SH                     Sole                             130,199
Commerce One Inc. Del           SH                     Sole                              97,622
Conagra Inc.                    SH                     Sole                              67,800

Corning Inc                          Common       219350105             3803        72,000
Devon Energy Corp New                Common       25179M103             3888        63,761
Dynegy Inc New                      Class A       26816Q101             5880       104,880
Elan PLC                              ADR         284131208             6798       145,214
Elan PLC                               RT         G29539148              265       339,625
Enhance Finl                         Common       293310108             3303       213,969
Flextronics Intl Ltd                Ordinary      Y2573F102             2867       100,600
Forest Oil Corp                      Common       346091705              690        18,704
Gasonics                             Common       367278108             2467       134,248
Genzyme Corp                         Common       372917104             4601        51,157
Georgia Pacific Group                Common       373298108             1880        60,399
Gulf CDA RES                        Ordinary      40218L305             7570     1,495,395
Hertz Corp                            Cl A        428040109             2078        60,887
Honeywell International              Common       438516106            10303       217,770
Infinity Broadcasting CP              Cl A        45662S102            13033       466,520
Intermedia Comm                      Common       458801107             1837       255,524
Iron Mtn Inc PA                      Common       462846106             1519        40,920
JDS Uniphase Corp                    Common       46612J101             2863        68,672
Johns Manville                       Common       478129109              238        18,423
Keebler Foods Co.                    Common       487256109             8842       213,391
King Pharmaceuticals Inc             Common       495582108             8679       167,908
Marvell Tech                        Ordinary      G5876H105              304        13,879
MCN Energy Group Inc                 Common       55267J100             2159        77,987
Medtronic Inc                        Common       585055106              832        13,773
Molecular Devices Corp               Common       60851C107              688        10,055
Morgan JP & Co.                      Common       616880100            10487        63,365
National Oil-Well Inc                Common       637071101             1985        51,300
Nisource Inc.                        Common       65473P105              269        97,923
Nortel Networks Corp                 Common       656568102             4319       134,720
Objective Sys Integ                  Common       674424106             3113       176,629
Old Kent Finl Corp                   Common       679833103             9350       213,722
Pennaco Energy                       Common       708046107              405        20,654
Pfizer Inc                           Common       717081103            12710       276,300
Pharmacia Corp                       Common       71713U102            11462       187,901
Progress Energy                      Common       743263105             1591        32,312
Progress Energy Inc. Equity        Derivative     743263AA3               37        82,174
R & B Falcon                         Common       74912E101             9183       400,346
SAGA Systems                         Common       786610105             1988       173,820
Sanmina Corp                         Common       800907107             4613        60,200

Corning Inc                      SH                     Sole                              72,000
Devon Energy Corp New            SH                     Sole                              63,761
Dynegy Inc New                   SH                     Sole                             104,880
Elan PLC                         SH                     Sole                             145,214
Elan PLC                         SH                     Sole                             339,625
Enhance Finl                     SH                     Sole                             213,969
Flextronics Intl Ltd             SH                     Sole                             100,600
Forest Oil Corp                  SH                     Sole                              18,704
Gasonics                         SH                     Sole                             134,248
Genzyme Corp                     SH                     Sole                              51,157
Georgia Pacific Group            SH                     Sole                              60,399
Gulf CDA RES                     SH                     Sole                           1,495,395
Hertz Corp                       SH                     Sole                              60,887
Honeywell International          SH                     Sole                             217,770
Infinity Broadcasting CP         SH                     Sole                             466,520
Intermedia Comm                  SH                     Sole                             255,524
Iron Mtn Inc PA                  SH                     Sole                              40,920
JDS Uniphase Corp                SH                     Sole                              68,672
Johns Manville                   SH                     Sole                              18,423
Keebler Foods Co.                SH                     Sole                             213,391
King Pharmaceuticals Inc         SH                     Sole                             167,908
Marvell Tech                     SH                     Sole                              13,879
MCN Energy Group Inc             SH                     Sole                              77,987
Medtronic Inc                    SH                     Sole                              13,773
Molecular Devices Corp           SH                     Sole                              10,055
Morgan JP & Co.                  SH                     Sole                              63,365
National Oil-Well Inc            SH                     Sole                              51,300
Nisource Inc.                    SH                     Sole                              97,923
Nortel Networks Corp             SH                     Sole                             134,720
Objective Sys Integ              SH                     Sole                             176,629
Old Kent Finl Corp               SH                     Sole                             213,722
Pennaco Energy                   SH                     Sole                              20,654
Pfizer Inc                       SH                     Sole                             276,300
Pharmacia Corp                   SH                     Sole                             187,901
Progress Energy                  SH                     Sole                              32,312
Progress Energy Inc. Equity      PRN                    Sole                              82,174
R & B Falcon                     SH                     Sole                             400,346
SAGA Systems                     SH                     Sole                             173,820
Sanmina Corp                     SH                     Sole                              60,200

SDL Inc.                             Common       784076101             1102         7,436
Security Cap US Rlty                  ADR         814136206             1972        87,157
Siebel System                        Common       826170102             4593        67,921
Silicon Valley Grouping              Common       827066101             5344       185,881
Smucker JM Co                        Common       832696306             3991       142,792
SmithKline                         Spons ADR      832378301            15926       256,103
Summit Bancorp                       Common       866005101             2855        74,765
Sun Microsys                         Common       866810104             1702        61,063
Symantec Corp                        Common       871503108             1974        59,151
Symbol Technologies                  Common       871508107             5962       165,613
Telecorp PCS Inc. New               Class A       879300101             1507        67,351
Telefonica S A                     Spons ADR      879382208             3544        70,879
Texaco                               Common       881694103             8520       137,139
Texas Instrs Inc                     Common       882508104             4511        95,225
Tribune Co New                       Common       896047107             2091        49,500
Tumbleweed Comm.                     Common       899690101              210        12,300
Tyco International                   Common       902124106             1497        26,968
U.S. Bancorp                         Common       902973106             5305       181,752
UBS AG Reg                          Ordinary      H8920G155             5568        34,077
Vivendi                            Spons ADR      92851S204            11609       177,742
Voicestream Wireless Corp            Common       928615103             7864        78,153
Wells Fargo Company                  Common       949746101            10982       197,202
Williamette                          Common       969133107             5816       123,920
WPP Group                           Ordinary      929309102             2929       231,181
Xcel Engergy Inc.                    Common       98389B100            14445       497,027
XO Communications                     Cl A        983764101             2913       163,540


TOTAL VALUE                                                          443,526


SDL Inc.                         SH                     Sole                               7,436
Security Cap US Rlty             SH                     Sole                              87,157
Siebel System                    SH                     Sole                              67,921
Silicon Valley Grouping          SH                     Sole                             185,881
Smucker JM Co                    SH                     Sole                             142,792
SmithKline                       SH                     Sole                             256,103
Summit Bancorp                   SH                     Sole                              74,765
Sun Microsys                     SH                     Sole                              61,063
Symantec Corp                    SH                     Sole                              59,151
Symbol Technologies              SH                     Sole                             165,613
Telecorp PCS Inc. New            SH                     Sole                              67,351
Telefonica S A                   SH                     Sole                              70,879
Texaco                           SH                     Sole                             137,139
Texas Instrs Inc                 SH                     Sole                              95,225
Tribune Co New                   SH                     Sole                              49,500
Tumbleweed Comm.                 SH                     Sole                              12,300
Tyco International               SH                     Sole                              26,968
U.S. Bancorp                     SH                     Sole                             181,752
UBS AG Reg                       SH                     Sole                              34,077
Vivendi                          SH                     Sole                             177,742
Voicestream Wireless Corp        SH                     Sole                              78,153
Wells Fargo Company              SH                     Sole                             197,202
Williamette                      SH                     Sole                             123,920
WPP Group                        SH                     Sole                             231,181
Xcel Engergy Inc.                SH                     Sole                             497,027
XO Communications                SH                     Sole                             163,540


TOTAL VALUE